Share capital	12 Months Ended
Dec. 31, 2023
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
Share capital
13. Share capital
The Company has authorized the following classes of share capital:
▪Multiple Voting shares – unlimited number without par value - voting rights at 10 votes per share, entitled to receive dividends on a share‑for‑share basis from time to time as approved by the board, and convertible on a share-for-share basis into subordinate voting share
▪Subordinate Voting shares – unlimited number without par value - voting rights at 1 vote per share, entitled to receive dividends on a share‑for‑share basis from time to time as approved by the board, non-convertible into any other class of shares
▪Preferred shares – unlimited number without par value - non-voting, entitled to preference over Subordinate Voting Shares, Multiple Voting Shares and any other shares with respect to payment of dividends and distribution of assets
The Company had the following share capital transactions:
2023
On March 20, 2023, the Board approved a normal-course issuer bid ("NCIB") to purchase for cancellation a maximum of 5,556,604 Subordinate Voting Shares, representing approximately 10% of the Company’s "public float" (as defined in the TSX Manual) of Subordinate Voting Shares as at March 8, 2023. The Company is authorized to make purchases under the NCIB during the period from March 22, 2023 to March 21, 2024 in accordance with the requirements of the TSX and the Nasdaq and applicable securities laws. During the year ended December 31, 2023, the Company repurchased and cancelled 1,350,000 Subordinate Voting Shares for a total consideration, including transaction costs, of $56,042.
The Company also issued 1,252,112 Subordinate Voting Shares for a cash consideration of $8,167 during the year ended December 31, 2023 following the exercise of stock options and the settlement of Restricted Share Units ("RSUs").
During the year ended December 31, 2023 the Board of Directors declared total cash dividends of $0.20 per subordinate voting share and multiple voting share.
On March 5, 2024, the Board of Directors approved and declared a regular cash dividend of $0.10 per subordinate voting share and multiple voting share payable on April 4, 2024 to shareholders of record on March 19, 2024.
2022
On March 7, 2022, the Board approved a NCIB to purchase for cancellation a maximum of 6,617,416 Subordinate Voting Shares, representing approximately 10% of the Company’s "public float" (as defined in the TSX Manual) of Subordinate Voting Shares as at February 28, 2022. The Company was authorized to make purchases under the NCIB during the period from March 10, 2022 to March 9, 2023 in accordance with the requirements of the TSX and the Nasdaq and applicable securities laws. During the year ended December 31, 2022, the Company repurchased and cancelled 3,660,743 Subordinate Voting Shares for a total consideration, including transaction costs, of 166,609.

		2023		2022
	Quantity	Value	Quantity	Value
	Shares	$	Shares	$
Company’s share capital
Subordinate Voting Shares
Balance – Beginning of year	63,461,608	1,571,801	66,929,432	1,656,314
Exercise of equity-settled share-based payments	1,252,112	30,520	192,919	6,061
Share repurchase under NCIB	(1,350,000)	(33,378)	(3,660,743)	(90,574)
Balance – End of year	63,363,720	1,568,943	63,461,608	1,571,801

Multiple Voting Shares
Balance – Beginning and end of year	76,064,619	400,791	76,064,619	400,791

Total	139,428,339	1,969,734	139,526,227	1,972,592
Share repurchase liability
In March 2023 and March 2022, the Company entered into an automatic share purchase plan ("ASPP") with a third-party broker for the Company to allow for the purchase of Subordinate Voting Shares under the NCIB during the Company's blackout periods. Under this agreement, the broker was authorized to repurchase Subordinate Voting Shares, without consultation with the Company, subject to predefined share price and other limitations imposed by the Company and subject to rules and policies of the TSX and the Nasdaq and applicable securities laws, such as daily purchase restrictions. The Company recognized a share repurchase liability on those dates. The fair value of the share repurchase liability was determined using the Company's quoted share price.

	2023	2022
	$	$
Balance - Beginning of year	—	—
Initial fair value of share repurchase liability	55,471	43,923
Shares repurchased under the ASPP	(56,042)	(36,774)
Change in fair value of share repurchase liability	571	(5,710)
Other	—	(1,439)
Balance - end of year	—	—